Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2010 Fund	Fidelity Advisor Freedom Blend 2010 Fund- Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2010 Fund- Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	5.35%	7.64%	[1]	(1.54%)	4.61%	[1]	5.40%	7.54%	[1]

[1]	(a)From August 31, 2018